Stock Based Compensation (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 06, 2025	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted		0	24,812
Shares issued			0
Remaining unrecognized compensation cost of non-vested stock options				$ 1,500,000
Weighted-average remaining requisite service period of recognition of unrecognized compensation cost				6 months
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term					6 years
Shares granted				24,812	52
Shares issued				1,066
Options granted, grant date fair value per share					$ 424.80
Options exercised
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted				500,178	52
Restricted stock units, grant date fair value per share vested				$ 1.40	$ 547.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period					6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	71			500,178
Stock awards vesting period	3 years
Restricted stock units, grant date fair value per share non-vested	$ 3,240.00			$ 1.40	$ 547.20
Shares forfeited				2
Shares forfeited, value				$ 92,000
Unrecognized compensation expense, awards				$ 1,000
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term				10 years
Options granted, grant date fair value per share				$ 72.38
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term				5 years
Options granted, grant date fair value per share				$ 60.86
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance				4,282,026		500,000
Additional shares aproved				4,281,987
Stock option awards description				vest over a one to four-year period from the date of grant
2018 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term				10 years
2020 Inducement Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of authorized shares							55
Number of shares issued				55